Note 3 - Subsequent Events	3 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 3 – Subsequent Events

In accordance with Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (the “ASC”) Topic 855, Subsequent Events, management has evaluated potential subsequent events through the date of these consolidated financial statements were issued.